Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
11.	PROPERTY, PLANT AND EQUIPMENT, NET

	March 31, 2015	March 31, 2014
	US$	US$
Leasehold improvements and buildings	33,007,390	32,953,940
Plant and machinery	28,542,918	28,072,532
Moulds	784,691	617,380
Transportation equipment	1,536,897	1,527,750
Furniture, fixtures and equipment	4,648,018	4,541,432
Construction in progress	1,596,854	1,259,572

	70,116,768	68,972,606
Less: Accumulated depreciation	(45,941,523)	(42,655,648)

Property, plant and equipment, net	24,175,245	26,316,958

(a)	During the fiscal years ended March 31, 2015, 2014 and 2013, impairment losses relating to property, plant and equipment of US$7,907, US$2,103,780 and nil, respectively, were recognized in the consolidated statement of operations and comprehensive income for certain moulds, plant and machinery, and furniture, fixtures and equipment which are no longer used in the operations of the Company. Impairment losses of US$1,944,571 were recognized in “Income (Loss) from discontinued operations” during the fiscal year ended March 31, 2014.

(b)	As of March 31, 2015 and 2014, a building with aggregate net book values of approximately US$12,135 and US$13,094, respectively, was situated in Hong Kong and buildings and manufacturing facilities with aggregate net book values of approximately US$11,662,415 and US$13,065,398, respectively, were situated in Mainland China. The land where the manufacturing facilities were situated is held under certain land use rights that will expire in 2043. Up to March 31, 2015, the Company has obtained a sizable portion of the property ownership certificates for its buildings (29 out of a total of 40 properties) (up to March 31, 2014: 29 out of a total of 40). The application for the remaining property ownership certificates will commence only after the land use right certificates for the relevant pieces of land are obtained.

(c)	The amounts of depreciation charged for the fiscal years ended March 31, 2015, 2014 and 2013 were US$3,665,474, US$3,957,964 and US$3,342,484, respectively, of which, nil, US$1,198,844 and US$1,336,208 were included in “Income (Loss) from discontinued operations” for the fiscal years ended March 31, 2015, 2014 and 2013 respectively.

(d)	The gains on disposal of property, plant and equipment recognized during the fiscal years ended March 31, 2014 and 2013 were US$11,322 and US$463,358, respectively and losses on disposal of property, plant and equipment of US$37,094 were recognized during the fiscal year ended March 31, 2015. For the fiscal year ended March 31, 2014, the Company recognized a gain on disposal of property, plant and equipment of US$134,669 which was included in income (loss) from continuing operations. For the fiscal years ended March 31, 2015 and 2013, losses on disposal of property, plant and equipment of US$37,094 and US$43,311 respectively, were recognized in income (loss) from continuing operations.

(e)	The amount of additions to property, plant and equipment during the fiscal years ended March 31, 2015, 2014 and 2013 were US$1,502,775, US$6,020,163 and US$7,613,631, respectively. The additions in fiscal 2015 and 2013 were primarily from the expansion of existing clean room space and purchase of equipment and machinery related to the chip-on-board (“COB”) facility. The additions in fiscal 2014 were primarily from the acquisition of new office space in Shenzhen, the PRC.

(f)	As of March 31,2015, the Company has pledged certain of its buildings situated in Mainland China with a total area of 80,810 square meters with net book value of US$20,727,195 to a bank to secure credit facilities granted to the Company.